Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2021	2020
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,549	15,665
Performance guarantees, acceptances and endorsements	5,797	5,944
Total contingent liabilities and financial guarantees	21,346	21,609
Of which: Financial guarantees carried at fair value	231	229

Documentary credits and other short-term trade related transactions	1,584	1,086
Standby facilities, credit lines and other commitments	344,127	331,963
Total commitments	345,711	333,049
Of which: Loan commitments carried at fair value	18,571	9,269